Estimates, Significant Accounting Policies and Balance Sheet Detials (Accrued and Other Current Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Interest payable	$ 382	$ 332
Customer advances and deposits	103	142
Accrued Capital Expenditures	673	258
Accrued wages and benefits	233	173
Taxes payable other than income taxes	236	211
Taxes Payable, Current	54	4
Deferred Tax Liabilities, Gross, Current	99	119
Other	319	395
Total accrued and other current liabilities	$ 2,099	$ 1,634